Financial result and exchange gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2020
Financial result and exchange gains/(losses)
Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Interest income	€4,517	€7,874	€1,371
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	1,173	6,525	2,323
Financial income	€5,690	€14,399	€3,694

Net loss on current financial assets held at fair value through profit or loss and cash equivalents	€(6,755)	€—	€
Other financial expense	(349)	(124)	—
Financial expense	€(7,104)	€(124)	€—

Realized exchange gains/(losses)	€(400)	€(338)	€1,355
Unrealized exchange gains/(losses)	(106,556)	6,404	10,953
Exchange gains/(losses)	€(106,956)	€6,066	€12,308